Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of related party transactions

An analysis of the activity of loans made to such borrowers during the years ended December 31, 2013 and 2012 follows:

	December 31,
(in thousands)	2013	2012
Balance, beginning of year	$33,148	$27,352
Net Increase	16,803	5,796

Balance, End of Year	$49,951	$33,148